CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Allowance for doubtful accounts | ¥	¥ 65,620		¥ 62,736
Accounts payable	887,558	$ 129,321	624,300
Deferred revenues	2,348,333	342,163	2,123,755
Customer advances	1,465,169	213,482	1,365,437
Taxes payable	250,231	36,460	186,491
Salary and welfare payable	642,445	93,607	536,831
Accrued expenses and other current liabilities	878,368	127,982	689,134
Deferred tax liabilities	283,112	41,251	319,219
Other non-current liabilities	¥ 1,675	$ 244	¥ 17,376
Common Stock, Shares Authorized | shares	5,000,000,000	5,000,000,000	5,000,000,000
Common Stock, Shares, Issued | shares	296,444,579	296,444,579	293,965,131
Common Stock, Shares, Outstanding | shares	296,444,579	296,444,579	293,965,131
Variable Interest Entities [Member]
Accounts payable | ¥	¥ 297,774		¥ 171,306
Deferred revenues | ¥	803,140		872,148
Customer advances | ¥	239,622		288,953
Taxes payable | ¥	35,583		53,629
Salary and welfare payable | ¥	295,430		233,692
Accrued expenses and other current liabilities | ¥	312,681		190,498
Deferred tax liabilities | ¥	246,858		282,603
Other non-current liabilities | ¥	¥ 0		¥ 0
Common Class A [Member]
Common Stock, Shares Authorized | shares	4,800,000,000	4,800,000,000	4,800,000,000
Common Stock, Shares, Issued | shares	250,858,415	250,858,415	245,924,871
Common Stock, Shares, Outstanding | shares	250,858,415	250,858,415	245,924,871
Common Class B [Member]
Common Stock, Shares Authorized | shares	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued | shares	45,586,164	45,586,164	48,040,260
Common Stock, Shares, Outstanding | shares	45,586,164	45,586,164	48,040,260